SCHEDULE OF COMMON STOCK WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Beginning Balance	940,333	89,533	133,333
Weighted Average Exercise Price Beginning Balance	$ 5.08	$ 16.95	$ 15.00
Warrants Granted	1,482,709	850,800	24,500
Weighted Average Exercise Price Granted	$ 1.50	$ 5.75	$ 22.14
Warrants Exercised	1,427,143		(68,300)
Weighted Average Exercise Price Exercised	$ 1.50		$ 15.00
Warrants Expired
Weighted Average Exercise Price Expired
Warrants Cancelled
Weighted Average Exercise Price Cancelled
Warrants Outstanding, Ending balance	997,899	940,333	89,533
Weighted Average Exercise Price Ending Balance	$ 3.05	$ 5.08	$ 16.95
Warrants Exercisable Ending balance	997,899	940,333	89,533
Weighted Average Exercise Price Exercisable price	$ 3.05	$ 5.08	$ 16.95